BORROWINGS AND OTHER FINANCING ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2019
BORROWINGS AND OTHER FINANCING ARRANGEMENTS
Schedule of bank borrowings

	At December 31,
	2018	2019
Short-term	$3,368,272	$7,173,571
Long-term, current portion	41,096,243	28,583,380
Subtotal	44,464,515	35,756,951
Bond payable	—	2,503,621
Long-term	41,435,099	3,367,061
Total borrowings from bank and other third parties	$85,899,614	$41,627,633

Schedule of Maturities of Long-term Debt

2020	$28,583,380
2021	311,670
2022	326,073
2023	341,142
2024	356,596
2025	$2,031,580

Schedule of net values of leased assets

	As of December 31,
	2018	2019

Modules, inverters, and other	$46,411,683	$30,984,311

Schedule of future minimum payments required under the finance lease

USD
Year ended December 31,
2020	$4,593,476
2021	5,752,259
2022	5,752,259
2023	5,447,345
2024	1,841,715
2025 and later	1,429,010
Total minimum lease payments	24,816,064
Less: Amount representing interest	(4,049,552)
Present value of net minimum lease payments	20,766,512
Current portion	4,066,696
Non-current portion	$16,699,816

Schedule of components of failed sale-lease back and finance lease liabilities

	At December 31,
	2018	2019
Current portion of finance lease(1)	$—	$4,066,696
Current portion of failed sale and lease back(1)	—	5,512,507
Total current portion of failed sale-lease back and finance lease	—	9,579,203

Non-current portion for finance lease	29,126,308	16,699,816
Non-current portion for failed sale and lease back	48,748,462	30,036,724
Total non-current portion of failed sale-lease back and finance lease	$77,874,770	$46,736,540

(1)Current portion of finance lease and failed sale and lease back as of December 31, 2018 has been disclosed as other current liabilities prior to the adoption of ASC 842.